Note 4 - Principal Financing Arrangements - Principal Financing Arrangements (Details) - USD ($)	Oct. 31, 2016	Apr. 30, 2016	Apr. 30, 2015
Total Debt	$ 1,834,394		$ 1,828,803
Secured lender
Total Debt	$ 1,174,611		1,167,700
Interest Rate, min	8.00%
Related Party Notes
Total Debt	$ 15,100		15,100
Interest Rate, min	8.00%
Long term notes payables
Total Debt			533,066
Interest Rate, min	2.00%
Interest Rate, max	3.00%
Long term notes payable - related parties
Total Debt	$ 20,000		20,000
Interest Rate, min	2.00%
Interest Rate, max	3.00%
Other Notes Payable [Member]
Total Debt	$ 50,190		50,190
Interest Rate, min	0.00%
Interest Rate, max	1000.00%
Current portion of long-term debt
Total Debt	$ 533,066
Interest Rate, min	3.00%
Due to bank [Member]
Total Debt	$ 41,427		$ 42,747
Interest Rate, min	5.50%